Employee Benefits - Reconciliation of Level 3 Non-U.S. Plan Assets Held (Detail) - Pension Plan [Member] - Non-U.S. Plans [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	$ 896,782	$ 929,810
Actual return on plan assets	100,163	6,699
Fair value of plan assets at end of year	1,005,283	896,782
Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	95,017
Actual return on plan assets	20,844
Purchases, sales and settlements	(1,666)
Fair value of plan assets at end of year	114,195	95,017
Real Estate [Member] | Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	69,104
Actual return on plan assets	15,033
Purchases, sales and settlements	(124)
Fair value of plan assets at end of year	84,013	69,104
Hedge Funds [Member] | Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	25,913
Actual return on plan assets	5,811
Purchases, sales and settlements	(1,542)
Fair value of plan assets at end of year	$ 30,182	$ 25,913